Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	COUPANG, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40115
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	333-3839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CPNG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001834584
Amendment Flag	false
Entity Tax Identification Number	27-2810505
Entity Address, Address Line One	720 Olive Way
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA